DIGITAL ASSETS - SECURITIZE, INC. AND SUBSIDIARIES (Tables) - Securitize, Inc. and Subsidiaries	3 Months Ended
Mar. 31, 2026
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
Schedule of Digital Assets
The following table presents the Company’s digital assets at the periods indicated below:

	March 31, 2026	December 31, 2025
Digital assets from operations	$165,100	$1,936,626
Digital assets held for investment	1,177,803	—
Total digital assets	$1,342,903	$1,936,626
The following table summarizes units held, cost basis, and fair value of the digital assets:

March 31, 2026
Asset	Symbol	Quantity of Digital assets held	Cost basis	Fair value
ZK Token	ZK Token	34,234,282	$1,156,345	$599,444
Aptos	APT	163,921	301,429	146,346
Wormhole Token	W Token (Wormhole)	33,518,162	3,361,453	479,612
Other	not meaningful	not meaningful	not meaningful	117,501
Total				$1,342,903

December 31, 2025
Asset	Symbol	Quantity of Digital assets held	Cost basis	Fair value
ZK Token	ZK Token	21,734,039	$795,278	$630,213
Aptos	APT	109,024	298,464	180,931
Wormhole Token	W Token (Wormhole)	33,518,162	3,361,453	1,100,244
Other	not meaningful	not meaningful	not meaningful	25,238
Total				$1,936,626
The following table presents the Company’s digital assets at the periods indicated below:

	December 31,
	2025	2024
Digital assets held at fair value	$1,936,626	$31,246
Stablecoins	86,472	20,744,633
Total digital assets	$2,023,098	$20,775,879
The following table summarizes units held, cost basis, and fair value of the digital assets:

December 31, 2025
Asset	Symbol	Quantity of Digital assets held	Cost basis	Fair value
ZK Token	ZK Token	21,734,039	$795,278	$630,213
Aptos	APT	109,024	$298,464	$180,931
Wormhole Token	W Token (Wormhole)	33,518,162	$3,361,453	$1,100,244
Other	not meaningful	not meaningful	not meaningful	$25,238
The following table presents a roll-forward of the Company’s digital asset holdings, recorded at fair value during the period indicated below:

December 31, 2025
Digital assets, held at fair value, beginning of year	$31,246
Purchases and receipts of digital assets(1)	6,322,484
Dispositions and transfers out of digital assets(2)	(1,817,751)
Losses, net(3)	(2,599,353)
Digital assets, held at fair value, end of year	$1,936,626
__________________
(1)Includes the digital assets retained by the Company from operating activities, including certain DeFi activities, trading activities, and accounts receivable payments, net of any amounts immediately or nearly immediately disposed of to third parties
(2)Includes disbursements to satisfy certain liabilities as well as redemptions for stablecoins or cross-chain swaps for similar assets at their USD equivalent market value
(3)The Company measures gains and losses on an individual asset basis. There were no unrealized gains and de minimis realized gains during the year ended December 31, 2025. The “Losses, net” amount primarily consists of realized losses of $69,941 and unrealized losses of $2,529,412 during the year ended December 31, 2025.
The following table summarizes units held and cost basis (which equates to fair value) of stablecoins at the periods indicated:

December 31, 2024
Asset	Symbol	Quantity of Digital assets held	Cost basis
Elixir	deUSD	20,721,815	$20,721,815
Tether	USDT	22,818	$22,818
The following table presents a roll-forward of the Company’s Digital assets receivable during the year ended December 31, 2025:

Digital assets receivable, beginning of year	$—
Digital assets receivable earned by the Company	6,556,218
Digital assets received	(795,278)
Net change in fair value of embedded forward feature	(1,704,620)
Digital assets receivable, end of year	$4,056,320

Schedule of Roll-Forward of Digital Assets
The following table presents a roll-forward of the Company’s stablecoin holdings, recorded at fair value during the periods indicated below:

	December 31,
	2025	2024
Stablecoins, beginning of year	$20,744,633	$113,918
Additions to stablecoin investments(1)	1,493,942	20,721,815
Dispositions of stablecoin investments(2)	(22,215,757)	—
Additions and receipts from operations(3)	86,472	296,493
Redemptions and disbursements for operations(3)	(22,818)	(387,593)
Stablecoins, end of year	$86,472	$20,744,633
__________________
(1)Includes the additional stablecoins deposited for investment, and the resulting stablecoin rewards and/or yield generated from stablecoin digital assets held for investment. This amount includes cumulative realized gains of $230,927, net of protocol fees, primarily resulting from the realization of underlying changes in the fair values of stablecoin derivatives upon their conversion and other forms of stablecoin yield earned from participation in these activities.
(2)Represents the wind down of the Company’s stablecoin investment positions with the redeemed assets being transferred for use in operations or positions involving other assets, such as the Company’s tokenized investments in real world assets.
(3)Includes stablecoins received as a form of payment for transaction revenues, from facilitating the Company’s lending arrangements, or by transfers into/from the Company’s operating exchanges as a result of digital asset redemptions for various operational activities, including the facilitation of cross-chain swaps or transfers for digital assets and other general disbursements to satisfy certain liabilities.